Shareholder Fees {- Fidelity International Bond Index Fund}	Mar. 01, 2021 USD ($)
12.31 Fidelity International Bond Index Fund PRO-06 | Fidelity International Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none